Fresh-Start Reporting - Balance Sheet Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
		Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012	Dec. 20, 2007
Fresh-Start Adjustment [Line Items]
Restricted cash and cash equivalents				$ 17,595	$ 17,600
Debt instrument unamortized discount				7,117
Exit Financing Facilities | Term Loan Facility
Fresh-Start Adjustment [Line Items]
Issuance of term loan		$ 1,100,000	$ 1,100,000
Unamortized discount, percentage of principal amount		1.00%	1.00%
Debt instrument unamortized discount		$ 11,000	$ 11,000
Unamortized transaction costs						$ 7,000
Predecessor
Fresh-Start Adjustment [Line Items]
Reorganization pretax gain (loss)			4,738,699
Reorganization gain (loss)	[1]		4,543,299
Reorganization pretax gain (loss) in discontinued operations			5,000
Gain (loss) reflected in discontinued operations			(9,000)
Liabilities assumed and reinstated		169,513	169,513
Contracts and broadcast rights liabilities reinstated		89,000	89,000
Income taxes payable reinstated		65,000	65,000
Other liabilities reinstated		16,000	16,000
Prepetition liabilities reinstated		50,488	50,488
Liabilities subject to compromise and settled on the Effective Date		12,829,203	12,829,203
Cash from settlement of liabilities			$ 3,515,996
Shares from settlement of liabilities			100,000,000
Gain on settlement of liabilities subject to compromise			$ 4,777,207
Preconfirmation, restricted cash and cash equivalents		$ 727,000	727,000				$ 727,468
Valuation allowance			20,000
Professional advisory fees			14,136
Income taxes on reorganization adjustments			195,400
Income taxes included in discontinued operations			$ 14,000
Common stock par value, per share		$ 0.01	$ 0.01				$ 0.01	$ 0.01
Employee Stock Ownership Plan (ESOP), shares		56,521,739	56,521,739				56,521,739
Employee Stock Ownership Plan (ESOP), shares committed for release or allocation to employees							8,294,000
Common shares held by the ESOP							$ 36,680
Stock purchase warrants							255,000
Gain from fresh-start reporting adjustments before taxes			$ 3,372,166
Gain from fresh-start reporting adjustments after tax	[2]		2,566,925
Gain (loss) in discontinued operations, before tax			(178,000)
Gain (loss) reflected in discontinued operations			(95,000)
Unrecognized cumulative pretax losses in reorganization items, net			1,104,000
Unrecognized cumulative pretax losses, tax benefit			169,000
Unrecognized cumulative pretax losses, discontinued operations, net of tax			27,000
Preconfirmation liabilities after reorganization adjustment, excluding of debt							1,901,000
Predecessor | Discharge of Debt
Fresh-Start Adjustment [Line Items]
Increase (decrease) to retained earnings (deficit)	[3],[4]	$ 4,834,979	4,834,979
Other intangible assets, net		0	0
Fresh-start adjustment, increase (decrease) in liabilities, excluding debt		1,147,000	1,147,000
Increase in net deferred income tax liabilities from the implementation of fresh start reporting	[3],[5]	293,718	293,718
Predecessor | Revaluation of Assets
Fresh-Start Adjustment [Line Items]
Other intangible assets, net	[6]	1,187,455	1,187,455
Company's share of increases in carrying value of investees' amortization intangible assets		1,108,000	1,108,000
Predecessor | Revaluation of Liabilities
Fresh-Start Adjustment [Line Items]
Fresh-start reporting adjustments		227,000	227,000
Increase in net deferred income tax liabilities from the implementation of fresh start reporting	[6]	$ 969,399	$ 969,399
Predecessor | Exit Financing Facilities | Term Loan Facility
Fresh-Start Adjustment [Line Items]
Deferred finance costs, gross							$ 4,000
Predecessor | Common Stock
Fresh-Start Adjustment [Line Items]
Warrants that entitle the purchase of common stock, shares		43,478,261	43,478,261				43,478,261
Successor
Fresh-Start Adjustment [Line Items]
Postconfirmation, restricted cash and cash equivalents		$ 186,823	$ 186,823
Professional advisory fees				$ 270	$ 4,272	$ 13,515
Fair value of property, plant and equipment		877,169	877,169
Contract intangible liability, net		227,017	227,017
Aggregate fair value of investments as of Effective Date		2,224,313	2,224,313
Reorganization value allocated to goodwill		2,402,026	2,402,026
Successor | Exit Financing Facilities | Term Loan Facility
Fresh-Start Adjustment [Line Items]
Issuance of term loan		1,100,000	1,100,000
Debt instrument unamortized discount		11,000	11,000
Deferred finance costs, gross		16,000	16,000
Transaction costs		12,000
Successor | Broadcast rights intangible liabilities
Fresh-Start Adjustment [Line Items]
Contract intangible liability, net		226,000	226,000
Successor | Lease contract intangible liabilities
Fresh-Start Adjustment [Line Items]
Contract intangible liability, net		$ 1,000	1,000
Litigation Trust | Successor
Fresh-Start Adjustment [Line Items]
Payments to acquire non-interest bearing loan			20,000
Proceeds from sale of trust assets			$ 90,000

[1]	(1)Net reorganization gain after taxes includes a $9 million loss reflected in income (loss) from discontinued operations, net of taxes.
[2]	(1) Net gain from fresh-start reporting adjustments after taxes includes a $95 million loss reflected in income (loss) from discontinued operations, net of taxes.
[3]	(1)Reflects adjustments arising from implementation of the Plan, including the settlement of prepetition liabilities, the transfer of cash to certain restricted accounts for the limited purpose of funding certain claim payments and professional fees, the cancellation of the Company’s existing common stock and stock purchase warrants and distributions of cash and issuance of Common Stock and Warrants to its creditors. The Predecessor’s Consolidated Statement of Operations for December 31, 2012 includes a net pretax gain of $4.739 billion ($4.543 billion after taxes), including a $5 million gain ($9 million loss after taxes) recorded in income (loss) from discontinued operations, net of taxes, to reflect these changes in the Predecessor’s capital structure arising from the implementation of the Plan and is comprised of the following adjustments (in thousands):Liabilities subject to compromise on the Effective Date$13,049,204Less: Liabilities assumed and reinstated on the Effective Date(169,513)Less: Liabilities for prepetition claims to be settled subsequent to the Effective Date and other adjustments(50,488)Liabilities subject to compromise and settled on the Effective Date12,829,203Less: Cash distributions on settled claims(3,515,996)Less: Issuance of Common Stock and Warrants(4,536,000)Gain on settlement of liabilities subject to compromise4,777,207Less: Valuation allowance on non-interest bearing loan to the Litigation Trust(20,000)Less: Professional advisory fees incurred due to emergence from Chapter 11(14,136)Less: Other reorganization adjustments, net(4,372)Total reorganization adjustments before taxes4,738,699Less: Income taxes on reorganization adjustments(195,400)Net reorganization gain after taxes (1)$4,543,299 (1)Net reorganization gain after taxes includes a $9 million loss reflected in income (loss) from discontinued operations, net of taxes.On the Effective Date, Reorganized Tribune Company assumed and reinstated $170 million of liabilities that were previously classified as liabilities subject to compromise at December 30, 2012 in accordance with the terms of the Plan. Such liabilities included an aggregate of $89 million related to contracts for broadcast rights, income taxes payable of $65 million, and other liabilities of $16 million. Reorganized Tribune Company also reinstated $50 million of prepetition liabilities allowed by the Bankruptcy Court at the expected settlement amount outlined in the Plan that have been or will be settled subsequent to the Effective Date utilizing $187 million in distributable cash that was transferred to certain restricted accounts on the Effective Date (see below).In the aggregate, Reorganized Tribune Company settled $12.829 billion of liabilities subject to compromise for approximately $3.516 billion of cash, approximately 100 million shares of Common Stock and Warrants with a fair value determined pursuant to the Plan of $4.536 billion and interests in the Litigation Trust. This resulted in a pretax gain on settlement of liabilities subject to compromise of $4.777 billion. The cash distributed included $727 million that was classified as restricted cash and cash equivalents in the Predecessor’s Consolidated Balance Sheet at December 30, 2012 and the proceeds from a term loan (see Note 10). In addition, Reorganized Tribune Company transferred $187 million of cash to restricted accounts for the limited purpose of funding certain future claim payments and professional fees. At December 31, 2015, restricted cash held by Reorganized Tribune Company to satisfy the remaining claim obligations was $18 million.On the Effective Date, Reorganized Tribune Company made a non-interest bearing loan of $20 million in cash to the Litigation Trust pursuant to the Litigation Trust Loan Agreement. The Litigation Trust is required to repay to Reorganized Tribune Company the principal balance of the loan with the proceeds received by the Litigation Trust from the pursuit of the Litigation Trust Preserved Causes of Action only after the first $90 million in proceeds, if any, are disbursed to certain holders of interests in the Litigation Trust. Given the uncertainty involved in the Litigation Trust’s pursuit of the preserved causes of action transferred to it and the timing and amount of principal payments to be received on the non-interest bearing loan, Reorganized Tribune Company recorded a valuation allowance of $20 million against the principal balance of the loan and included the $20 million charge to establish the valuation allowance as a pretax charge in reorganization items, net in the Predecessor’s Consolidated Statement of Operations for December 31, 2012.Reorganization adjustments for December 31, 2012 included a pretax charge of $14 million primarily for professional advisory fees paid to certain of the Predecessor’s professional advisors on the Effective Date. Such fees were contingent upon Reorganized Tribune Company’s successful emergence from Chapter 11. Income taxes attributable to the reorganization totaled $195 million, of which $14 million is included in income (loss) from discontinued operations, net of taxes, and principally related to Reorganized Tribune Company’s conversion from a subchapter S corporation to a C corporation under the IRC as well as the income tax treatment of the implementation of the Plan on the Effective Date, including the cancellation of certain prepetition liabilities (see Note 14 for additional information).
[4]	(2)As described in Note 3, in connection with the Debtors’ emergence from Chapter 11, on the Effective Date and in accordance with and subject to the terms of the Plan, (i) the ESOP was deemed terminated in accordance with its terms, (ii) the unpaid principal and interest remaining on the promissory note of the ESOP in favor of the Predecessor was forgiven and (iii) all of the Predecessor’s $0.01 par value common stock held by the ESOP was cancelled, including the 56,521,739 shares held by the ESOP and the 8,294,000 of shares held by the ESOP that were committed for release or allocated to employees at December 30, 2012. In addition, the warrants to purchase 43,478,261 shares of the Predecessor’s $0.01 par value common stock held by the Zell Entity and certain other minority interest holders were cancelled. As a result, the $37 million of common shares held by the ESOP, net of unearned compensation and the $255 million of stock purchase warrants reflected in the Predecessor’s Consolidated Balance Sheet as of December 30, 2012 were eliminated as direct adjustments to retained earnings (deficit) and were not included in the Predecessor’s Consolidated Statement of Operations for December 31, 2012. These direct adjustments to retained earnings (deficit) and the net reorganization gain after taxes of $4.552 billion described in (1) above resulted in a total adjustment to retained earnings (deficit) of $4.835 billion.
[5]	(3)Reflects the conversion of Reorganized Tribune Company from a subchapter S corporation to a C corporation under the IRC.
[6]	(6)The Predecessor’s Consolidated Statement of Operations for December 31, 2012 includes certain adjustments recorded as a result of the adoption of fresh-start reporting in accordance with ASC Topic 852 as of the Effective Date. These fresh-start reporting adjustments resulted in a net pretax gain of $3.372 billion ($2.567 billion after taxes), including a loss of $178 million ($95 million after taxes) reflected in income (loss) from discontinued operations, net of taxes, and primarily resulted from adjusting the Predecessor’s recorded values for certain assets and liabilities to fair values in accordance with ASC Topic 805, recording related adjustments to deferred income taxes, and eliminating the Company’s accumulated other comprehensive income (loss) as of the Effective Date. The fresh-start reporting adjustments included in the Predecessor’s statement of operations for December 31, 2012 consisted of the following items (in thousands):Fair value adjustments to net properties$(116,211)Fair value adjustments to intangibles1,186,701Fair value adjustments to investments1,615,075Fair value adjustments to broadcast rights and other contracts(234,098)Write-off of Predecessor’s existing goodwill and establish Successor’s goodwill1,992,594Other fair value adjustments, net(1,131)Elimination of accumulated other comprehensive income (loss)(1,070,764)Gain from fresh-start reporting adjustments before taxes3,372,166Less: Income taxes attributable to fair value adjustments(805,241)Net gain from fresh-start reporting adjustments after taxes (1)$2,566,925 (1) Net gain from fresh-start reporting adjustments after taxes includes a $95 million loss reflected in income (loss) from discontinued operations, net of taxes.Property, Plant and Equipment—Property, plant and equipment was adjusted to a fair value aggregating $877 million as of the Effective Date. The fair values of property, plant and equipment were based primarily on valuations obtained from third party valuation specialists principally utilizing the cost and market valuation approaches.Fresh-start reporting adjustments included the elimination of the Predecessor’s aggregate accumulated depreciation balance as of December 30, 2012.Identifiable Intangible Assets—The following intangible assets were identified by Reorganized Tribune Company and recorded at fair value based on valuations obtained from third party valuation specialists: newspaper mastheads, FCC licenses, trade name, multi-system cable operator relationships, advertiser relationships, network affiliation agreements, retransmission consent agreements, database systems, customer relationships, advertiser backlogs, operating lease agreements, affiliate agreements, broadcast rights contracts, and other contracts and agreements, including real property leases. The cost, income and market valuation approaches were utilized, as appropriate, to estimate the fair values of these intangible assets. The determination of the fair values of these identifiable intangible assets resulted in a $1.187 billion net increase in intangible assets and a $227 million unfavorable contract intangible liability in the Successor’s Consolidated Balance Sheet at December 31, 2012. The contract intangible liability of $227 million includes $226 million related to net unfavorable broadcast rights contracts and approximately $1 million related to net unfavorable operating lease contracts.Investments—Reorganized Tribune Company’s investments were adjusted to a fair value aggregating $2.224 billion as of the Effective Date. The fair value of Reorganized Tribune Company’s investments was estimated based on valuations obtained from third parties primarily using the market approach. Of the total fresh-start reporting adjustments relating to investments, $1.108 billion is attributable to Reorganized Tribune Company’s share of theoretical increases in the fair value of amortizable intangible assets had the fair value of the investments been allocated to identifiable intangible assets of the investees in accordance with ASC Topic 805. The differences between the fair value and carrying value of these intangible assets of the investees will be amortized into income on equity investments, net in Reorganized Tribune Company’s statement of operations in future periods.Accumulated Other Comprehensive Income (Loss)—As indicated above, amounts included in the Predecessor’s accumulated other comprehensive income (loss) at December 30, 2012 were eliminated. As a result, the Company recorded $1.104 billion of previously unrecognized cumulative pretax losses in reorganization items, net and a related income tax benefit of $169 million in the Predecessor’s Consolidated Statement of Operations for December 31, 2012, exclusive of $27 million reflected in income (loss) from discontinued operations, net of taxes.